Equity-Based Compensation - Outstanding Partnership Interests (Details) - Partnership Interests - $ / shares shares in Thousands		6 Months Ended
	Jul. 23, 2021	Jul. 22, 2021
Number of Shares
Outstanding, beginning (in shares)	6,655	6,322
Granted (in shares)		406
Forfeitures (in shares)		(15)
Repurchases (in shares)		(58)
Conversion (in shares)	4,684
Outstanding, ending (in shares)	11,339	6,655
Weighted Average Benchmark Price
Outstanding, beginning (in dollars per share)	$ 7.58	$ 6.92
Granted (in dollars per share)		18.00
Forfeitures (in dollars per share)		8.46
Repurchases (in dollars per share)		8.46
Outstanding, ending (in dollars per share)	$ 0	$ 7.58